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
     Shareholder Accounts                                          Corporate Offices
c/o Ultimus Fund Solutions, LLC                                    3707 W. Maple Road
        P.O. Box 46707                                         Bloomfield Hills, MI 48301
     Cincinnati, OH 45246                                           (248) 644-8500
        1-888-726-0753            SCHWARTZ INVESTMENT TRUST       Fax (248) 644-4250
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                                                                 FILED VIA EDGAR
                                                                 ---------------

February 15, 2006


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:  Schwartz Investment Trust
          File Nos. 33-51626; 811-07148

Ladies and Gentlemen:

     On behalf of Schwartz Investment Trust (the "Registrant"), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 19 (the "Amendment") to Registrant's registration statement on Form N-1A.

     The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purposes of establishing a new series of shares of Registrant, the Ave Maria Small Cap Fund, as well as updating the registration statement to incorporate the financial statements for four existing series of the Registrant--Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Bond Fund.

     Please direct any comments or questions to the undersigned at 513/587-3403.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary